Basic and diluted net earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Net earnings/(loss) per share
Basic and diluted net earnings/(loss) per share

20.	Basic and diluted net earnings/(loss) per share

Basic and diluted earnings per share have been calculated in accordance with ASC 260 on computation of earnings per share for each of the years ended December 31, 2023, 2024 and 2025, are calculated as follows:

	For the year ended December 31,
	2023	2024	2025
	(in thousands, except share and per share data)
Basic and diluted net earnings/(loss) per share calculation
Numerator:
Net earnings/(loss) attributable to ordinary shareholders, basic and diluted	(26,795)	51,497	(47,532)
Denominator:
Weighted-average ordinary shares outstanding, basic	119,387,937	119,936,488	120,912,863
Weighted-average ordinary shares outstanding, diluted	119,387,937	120,016,243	120,912,863
Net earnings/(loss) per share attributable to ordinary shareholders:
Basic	(0.22)	0.43	(0.39)
Diluted	(0.22)	0.43	(0.39)

For the years ended December 31, 2023 and 2025, the effects of all outstanding RSUs, share options and warrants have been excluded from the computation of diluted loss per share due to its anti-dilutive effect.